Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Purchase Consideration, Net Assets Acquired and Goodwill
Details of the purchase consideration, the net assets acquired and goodwill are presented below.

(€ thousands)	At acquisition date
Cash consideration paid	8,970
Settlement of pre-existing intercompany balances	2,540
Total consideration	11,510
Details of the purchase consideration, the net assets acquired and goodwill are as follows:

(€ thousands)	At acquisition date
Cash consideration paid	7,991
Deferred consideration	18,583
Total consideration	26,574

Summary of Contingent Consideration Was Recognized Within Other Current Liabilities
The assets and liabilities recognized as a result of the acquisition are as follows:

(€ thousands)	Fair value at acquisition date
Cash and cash equivalents	210
Trade receivables	1,560
Inventories	4,518
Intangible assets and property, plant and equipment	1,014
Other current and non-current assets	109
Trade payables and customer advances	(321)
Employee benefits	(931)
Other current and non-current liabilities	(2,929)
Net identifiable assets acquired	3,230
Goodwill	8,280
Net assets acquired including goodwill	11,510
The assets and liabilities recognized as a result of the acquisition are as follows:

(€ thousands)	Fair value at acquisition date
Inventories	1,054
Other current assets	800
Property, plant and equipment	949
Other current liabilities	(123)
Deferred tax liabilities	(72)
Net identifiable assets acquired	2,608
Goodwill	23,966
Net assets acquired including goodwill	26,574

(€ thousands)	Fair value at acquisition date
Cash and cash equivalents	109,667
Trade receivables	23,329
Inventories	82,694
Right-of-use assets	160,869
Intangible assets and property, plant and equipment	122,770
Other current and non-current assets	70,014
Other current and non-current liabilities	(176,147)
Current and non-current lease liabilities	(160,869)
Current and non-current borrowings	(29,890)
Trade payables and customer advances	(28,942)
Employee benefits	(3,259)
Deferred tax liabilities	(51,163)
Net identifiable assets acquired	119,073

Summary of Net Cash Outflows Related To The Acquisition
Details of the net cash outflows related to the acquisition are shown below:

(€ thousands)	At acquisition date
Cash consideration paid	(8,970)
Cash and cash equivalents acquired	210
Payment of acquisition-related liabilities	(967)
Net cash outflow - Investing activities	(9,727)
Details of the net cash outflows related to the acquisition are presented below.

(€ thousands)	At acquisition date
Cash consideration paid	(7,991)
Net cash outflow - Investing activities	(7,991)
Details of the net cash outflows related to the acquisition are presented below.

(€ thousands)	At acquisition date
Consideration paid for 85% of TFI	(91,619)
Cash and cash equivalents acquired	109,667
Payment of TFI acquisition-related liabilities	(127,158)
Net cash outflow - Investing activities	(109,110)

Disclosure Details Of Consideration Paid Or Payable In Respect Of Business Combination
Details of the purchase consideration, previously equity interest held and the net assets acquired are presented below.

(€ thousands)	At acquisition date
Cash consideration paid for 85% of TFI	91,619
Fair value of the previously equity interests held	21,505
Settlement of pre-existing intercompany balances	5,949
Total consideration	119,073

(€ thousands)	Fair value at acquisition date
Cash and cash equivalents	109,667
Trade receivables	23,329
Inventories	82,694
Right-of-use assets	160,869
Intangible assets and property, plant and equipment	122,770
Other current and non-current assets	70,014
Other current and non-current liabilities	(176,147)
Current and non-current lease liabilities	(160,869)
Current and non-current borrowings	(29,890)
Trade payables and customer advances	(28,942)
Employee benefits	(3,259)
Deferred tax liabilities	(51,163)
Net identifiable assets acquired	119,073

Schedule Of Minimum Annual Guaranteed Royalties
At December 31, 2025, the remaining minimum annual guaranteed royalties covering the first 10-year period of the license agreement were as follows (undiscounted):

At December 31, 2025
(€ millions)(*)
Due within 1 year	18.5
Due in 1 to 5 years	83.9
Due in 6 to 7 years	45.2
Total	147.6
(*) Translated from U.S. Dollars to Euro at the December 31, 2025 end of day exchange rate.